Prepayments and Other Receivables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Prepayments and Other Receivables [Abstract]
Lease prepayments, current portion	$ 81	¥ 524	¥ 524
Other receivables	3,058	19,810	18,248
Total prepayments and other receivables	$ 3,139	¥ 20,334	¥ 18,772